Cover	Jan. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity File Number	001-40447
Entity Registrant Name	Orbsat Corp
Entity Central Index Key	0001058307
Entity Tax Identification Number	65-0783722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	18851 N.E. 29th Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(305)
Local Phone Number	560-5355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	OSAT
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	OSATW
Security Exchange Name	NASDAQ